IFRS 7 Disclosure (Schedule of BRR Scale Aligned to External Ratings) (Details) - Credit risk [member]	12 Months Ended
Oct. 31, 2024
Investment grade [member] | Rating category 0 to 1C [member]
Disclosure of credit risk exposure [line items]
Standard and Poor's	AAA to AA-
Moody's Investor Services	Aaa to Aa3
Investment grade [member] | Rating category 2A to 2C [member]
Disclosure of credit risk exposure [line items]
Standard and Poor's	A+ to A-
Moody's Investor Services	A1 to A3
Investment grade [member] | Rating category 3A to 3C [member]
Disclosure of credit risk exposure [line items]
Standard and Poor's	BBB+ to BBB-
Moody's Investor Services	Baa1 to Baa3
Non investment grade [member] | Rating category 5A to 5C [member]
Disclosure of credit risk exposure [line items]
Standard and Poor's	B+ to B-
Moody's Investor Services	B1 to B3
Non investment grade [member] | Rating category 4A to 4C [member]
Disclosure of credit risk exposure [line items]
Standard and Poor's	BB+ to BB-
Moody's Investor Services	Ba1 to Ba3
Watch and classified [member] | Rating category 6 to 8 [member]
Disclosure of credit risk exposure [line items]
Standard and Poor's	CCC+ to CC and below
Moody's Investor Services	Caa1 to Ca and below
Impaired/default [member] | Rating category 9A to 9B [member]
Disclosure of credit risk exposure [line items]
Standard and Poor's	Default
Moody's Investor Services	Default